[LOGO OF PUTNAM INVESTMENTS]






                                                                Lincoln National
                                                                    Global Asset
                                                           Allocation Fund, Inc.
                                                              Semi-Annual Report
                                                                   June 30, 1999

Lincoln National
Global Asset Allocation Fund, Inc.


Index
         Commentary
         Statement of Net Assets
         Statement of Operations
         Statements of Changes in Net Assets
         Financial Highlights
         Notes to Financial Statements

Lincoln National
Global Asset Allocation Fund, Inc.

Managed by:         [LOGO OF PUTNAM INVESTMENTS]

The Fund had a return of 3.5% during the six months ended June 30, 1999 while its customized benchmark (50% S&P 500 Index; 20% Lehman Brothers Aggregate Bond Index; 15% Morgan Stanley EAFE Index; 10% Salomon Brothers World Government Bond Index; 5% 90 day T-Bill) returned 5.4%.

The global disinflationary environment of the past few years has led to lower interest rates and higher stock prices. A rebound in global economic growth in the first half of 1999 has rekindled inflation worries, excessively so, in our opinion.

The U.S. stock market rose 12.2%, as measured by the S&P 500 Index, while non-U.S. markets, as measured by the Morgan Stanley EAFE Index rose 4.1%. A broad recovery in economic growth and corporate profitability in Asian markets helped propel international equities higher.

The U.S. market's first-quarter advance was dominated by large-cap growth stocks. In the second quarter, stronger global growth, coupled with higher interest rates led investors to sell large-cap growth stocks in favor of value-oriented stocks as well as mid- and small-cap stocks.

In the first quarter, European stock markets rallied with a corresponding rise in consumer confidence. However, a weak euro further restrained EMU markets in the second quarter. The euro has declined 12.2% against the U.S. dollar since its launch in January. The German economy has disappointed while the economies of France, Spain, and the Netherlands were healthier and the United Kingdom's soft landing appeared on track.

Looking ahead, signs of accelerated global growth and higher profits favor value over growth stocks worldwide. The U.S. stock market, although in our view overvalued, has pockets of opportunity in small-cap and value stocks; Europe and the emerging markets offer good opportunities but Japan does not. Global fixed-income markets appear fairly valued.

William Landes, Ph.D




                        Global Asset Allocation Fund  1

Lincoln National
Global Asset Allocation Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 1999

Investments:

                                                     Par           Market
Long-Term Debt Investments:                          Amount**      Value
----------------------------------------------------------------------------
U.S. Government and Agency Obligations: 11.9%
Federal Home Loan Mortgage Corporation
  8.50%, 7/1/28                                     $  448,975    $  470,582
  6.50%, 4/1/29                                        368,259       356,291
Federal National Mortgage Association
  5.75%, 4/15/03                                       620,000       614,133
  7.50%, 7/1/07                                        214,372       218,860
  7.00%, 1/1/08                                        196,635       198,048
  6.00%, 5/15/08                                     1,450,000     1,411,066
  7.00%, 2/1/09                                        626,185       631,273
  7.50%, 1/1/11                                        147,102       149,952
  7.00%, 3/1/11                                         21,129        21,301
  7.00%, 10/1/11                                       716,391       721,540
  5.50%, 1/1/12                                            572           544
  7.50%, 3/1/13                                        733,021       745,390
  6.00%, 2/1/13                                         32,178        31,122
  6.00%, 5/1/13                                        222,288       214,994
  6.00%, 9/1/13                                        397,910       384,356
  6.00%, 10/1/13                                     1,661,785     1,605,180
  7.00%, 10/1/13                                       467,620       469,519
  6.00%, 12/1/13                                       308,272       297,772
  7.00%, 2/25/23                                       310,727       289,473
  8.50%, 12/1/24                                       375,018       392,832
  6.98%, 7/1/25                                         40,637        41,679
  8.00%, 3/1/26                                         47,944        49,367
  8.00%, 8/1/26                                        808,743       832,753
  8.50%, 11/1/26                                       560,112       586,892
  8.50%, 10/1/27                                       128,773       134,568
  6.50%, 2/1/28                                        345,168       333,950
  6.50%, 6/1/28                                        410,359       396,894
  6.50%, 7/1/28                                        440,329       425,743
  6.50%, 7/1/28                                        265,659       256,859
  6.50%, 7/1/28                                        120,946       116,939
  6.50%, 8/1/28                                        536,002       518,247
  6.50%, 8/1/28                                        481,985       466,019
  6.50%, 9/1/28                                        577,508       558,378
  6.50%, 2/1/29                                        403,517       389,898
  6.50%, 2/1/29                                        419,511       405,221
  6.50%, 6/1/29                                        612,930       591,669
  6.50%, 6/1/29                                      1,006,226       971,951
  6.50%, 6/1/29                                        551,060       532,290
Government National Mortgage Association
  10.00%, 6/15/13                                      287,405       313,272
  11.00%, 12/15/155                                      3,607         3,993
  11.00%, 12/15/15                                      26,970        29,860
  11.00%, 12/15/15                                      47,080        52,126
  9.00%, 12/15/16                                      334,009       354,884
  9.50%, 12/15/17                                      299,169       322,635
  7.50%, 1/15/23                                       129,856       132,209
  6.50%, 6/15/23                                        18,295        17,775
  7.50%, 8/15/23                                       519,834       528,444
  7.50%, 8/15/23                                        72,458        73,681
  6.50%, 9/15/23                                       499,928       485,398
  7.50%, 9/15/23                                       298,349       303,291
  7.00%, 4/15/24                                       304,240       301,863
  10.00%, 3/15/25                                      441,183       480,890
  8.00%, 8/15/25                                       217,152       223,327
  7.00%, 4/15/26                                       223,042       221,160
  8.00%, 8/15/26                                       873,059       900,615
  8.00%, 8/15/26                                       115,285       118,924
  7.00%, 10/15/26                                      222,893       220,315
  8.00%, 1/15/27                                       101,208       104,370
  7.50%, 5/16/27                                     1,100,000     1,116,963
  8.00%, 7/15/27                                       786,482       810,322
  7.00%, 10/15/27                                      217,997       215,885
  8.00%, 10/15/27                                       47,652        49,066
  6.50%, 3/15/28                                       352,499       339,721
  7.00%, 3/15/28                                       304,700       301,463
  6.50%, 11/15/28                                       69,538        66,974

                                                     Par           Market
U.S. Gov't. and Agency Obligations (Cont.)           Amount**      Value
----------------------------------------------------------------------------
  6.50%, 1/15/29                                    $  163,864   $   157,821
  6.50%, 1/15/29                                        33,422        32,190
  6.50%, 3/15/29                                       175,846       169,362
Government National Mortgage Association TBA
  8.00%, 5/15/29                                    (1,480,000)   (1,520,238)
U.S. Treasury Bill (+)
  4.56%, 9/16/99                                     3,135,000     3,104,960
U.S. Treasury Bond
  6.38%, 8/15/27                                       160,000       163,906
  6.13%, 11/15/27                                    2,375,000     2,357,412
  5.25%, 11/15/28                                    1,110,000       983,100
  5.25%, 2/15/29                                     3,415,000     3,066,293
U.S. Treasury Note
  4.50%, 9/30/00                                     1,385,000     1,370,530
  4.63%, 12/31/00                                    6,075,000     6,006,421
  5.00%, 2/28/01                                       615,000       610,700
  4.88%, 3/31/01                                     2,460,000     2,435,701
  5.25%, 8/15/03                                     5,925,000     5,810,800
  4.25%, 11/15/03                                    1,810,000     1,704,905
  4.75%, 2/15/04                                       915,000       877,256
  5.25%, 5/15/04                                       365,000       359,136
  6.13%, 8/15/07                                        80,000        80,885
  5.63%, 5/15/08                                     2,485,000     2,434,772
  4.75%, 11/15/08                                    3,000,000     2,754,129
  5.50%, 5/15/09                                     1,715,000     1,679,129
----------------------------------------------------------------------------
                                                                  59,562,141

Asset Backed: 2.6%
----------------------------------------------------------------------------
Advanta 1997 A-7
  6.63%, 1/25/29                                       615,000       608,033
Advanta Mortgage Loan Trust
  6.69%, 4/25/17                                       595,000       592,919
  7.05%, 5/25/21                                       422,212       424,793
Amres 97-3A3
  6.60%, 1/25/18                                       250,050       249,737
CMAC 1997-ML1 A2
  6.57%, 12/15/30                                       45,000        44,311
Capital Equipment Receivables Trust
  6.28%, 6/15/00                                       123,344       123,481
Collateralized Mortgage Obligations
  9.00%, 11/20/20                                    1,176,626     1,225,363
Commercial Mortgage Acceptance Corporation
Series 1998-C2 A1
  5.80%, 3/15/06                                       127,655       123,047
  5.80%, 9/1/30                                          7,565         7,292
Federal National Mortgage Association-89-71-J
  8.50%, 10/25/19                                      755,000       790,472
First Union - Lehman Brothers - Bank of America
Series 1998-C2 Class A1
  6.28%, 6/18/07                                       552,473       543,752
First Union - Lehman Brothers - Bank of America
Series 1998-C2 Class A2
  6.56%, 11/18/08                                      155,000       151,537
Freddie Mac
  7.50%, 11/15/22                                      685,000       694,673
GE Electric Mortgage Services
Series 1996-HE2 Class A4
  7.65%, 3/25/12                                       165,000       164,723
GMAC Commercial Mortgage Securities
Series 1998-C2 A1
  6.15%, 11/15/07                                      415,465       407,501
GMAC Commercial Mortgage Securities
Series 1999-C1 A2
  6.18%, 5/15/33                                       725,000       687,844
General Motors Acceptance Corporation
  6.42%, 5/15/31                                       388,180       375,731
General Motors Acceptance Corporation
Series 1999-C1 Class A1
  5.83%, 5/15/33                                       146,516       141,380
Green Tree Recreational
Series 1998-A A1C
  6.18%, 6/15/19                                       559,487       555,969
Greentree Series 1998-2 A5
  6.24%, 3/18/28                                       870,000       867,043
Green Tree Financial 1997-2 A6
  7.24%, 4/15/28                                       540,000       531,215
Greentree 97-B A1
  6.55%, 7/15/28                                       474,713       478,998

                        Global Asset Allocation Fund  2

                                                     Par           Market
Asset Backed (Cont.)                                 Amount**      Value
----------------------------------------------------------------------------
Independent National Mortgage Corporation
Series 1994-V A1
  8.11%, 12/25/24                                    $ 109,129    $  109,164
Merrill Lynch Mortgage Investors
  6.54%, 12/10/29                                      985,000       956,220
  6.22%, 2/15/30                                       190,496       187,282
Morgan Stanley Capital I
  7.23%, 1/16/06                                       560,000       564,288
Morgan Stanley Capital I
Series 1998-WF2 Class A2
  6.54%, 5/15/08                                       155,000       151,706
Mortgage Capital Funding
Series 1998-MC1 Class A1
  6.42%, 6/18/07                                       310,726       307,953
PBHET 97-4 A3
  6.91%, 1/25/29                                       190,000       188,523
PNC Mortgage Securities
  6.60%, 7/25/27                                       221,860       223,247
The Money Store Home Equity Trust
Series 1996-A Class A5
  6.85%, 6/15/19                                       273,496       274,826
----------------------------------------------------------------------------
                                                                  12,753,023

Aerospace & Defense: 0.3%
----------------------------------------------------------------------------
Aro-Tech
  8.63%, 10/1/07                                        30,000        28,950
BE Aerospace
  9.88%, 2/1/06                                         45,000        45,900
  8.00%, 3/1/08                                        125,000       118,750
  9.50%, 11/1/08                                        20,000        20,250
Boeing
  6.63%, 2/15/38                                       505,000       452,606
Continental Airlines
  9.50%, 12/15/01                                      175,000       182,875
Derlan Manufacturing
  10.00%, 1/15/07                                       50,000        48,000
K & F Industries
  9.25%, 10/15/07                                       15,000        15,469
L-3 Communications
  10.38%, 5/1/07                                        20,000        21,200
  8.00%, 8/1/08                                         20,000        20,025
Lockheed Martin
  7.25%, 5/15/06                                       410,000       411,538
Sequa
  9.38%, 12/15/03                                        5,000         5,156
----------------------------------------------------------------------------
                                                                   1,370,719

Automobile & Auto Parts: 0.5%
----------------------------------------------------------------------------
Aftermarktet Tech
  12.00%, 8/1/04                                        90,000        94,725
Argo-Tech
  8.63%, 10/1/07                                        10,000         9,650
DaimlerChrysler
  7.45%, 2/1/2097                                      170,000       169,363
Delphi Automotive Systems
  6.13%, 5/1/04                                        450,000       440,438
Dura Operations 144A
  9.00%, 5/1/09                                         40,000        38,600
Federal Mogul 144A
  7.50%, 1/15/09                                        20,000        18,525
Federal-Mogul
  7.38%, 1/15/06                                       250,000       235,625
Hayes Lemmerz International
  8.25%, 12/15/08                                       70,000        66,150
Hertz
  7.00%, 1/15/28                                       815,000       769,156
Lear
  9.50%, 7/15/06                                       100,000       108,125
Navistar International
  7.00%, 2/1/03                                        150,000       151,500
  8.00%, 2/1/08                                         85,000        88,188
Newcor
  9.88%, 3/1/08                                        100,000        93,625
Talon Automotive Group
  9.63%, 5/1/08                                         70,000        61,600
----------------------------------------------------------------------------
                                                                   2,345,270

                                                     Par           Market
                                                     Amount**      Value
----------------------------------------------------------------------------
Banking, Finance & Insurance: 1.9%
----------------------------------------------------------------------------
Aames Financial
  9.13%, 11/1/03                                     $  45,000     $  33,300
Advanta
  7.00%, 5/1/01                                         30,000        27,900
  6.92%, 1/28/02                                        90,000        80,775
AFC Capital Trust I
  8.21%, 2/3/27                                        425,000       435,094
Alaska Communications
  9.38%, 5/15/09                                       210,000       205,800
Amresco
  9.88%, 3/15/05                                        10,000         8,125
AT&T Capital
  6.25%, 5/15/01                                       445,000       441,663
Banponce
  7.13%, 5/2/02                                        350,000       354,375
Chevy Chase Bank
  9.25%, 12/1/05                                        50,000        50,500
CIT Group
  6.50%, 6/14/02                                       390,000       390,975
Citigroup
  6.20%, 3/15/09                                       475,000       447,688
Colonial Capital II
  8.92%, 1/15/27                                        35,000        33,075
Contifinancial
  7.50%, 3/15/02                                       110,000        91,300
  8.13%, 4/1/08                                         70,000        58,100
Countrywide Home Loan
  6.25%, 4/15/09                                       500,000       465,625
Delta Financial
  9.50%, 8/1/04                                         50,000        43,250
Dime Capital Trust I
  9.33%, 5/6/27                                         15,000        15,394
Firstar Bank Milwaukee
  6.25%, 12/1/02                                       170,000       169,150
General Motors Acceptance Corporation
  5.80%, 4/9/01                                        325,000       322,969
  5.75%, 11/10/03                                      305,000       293,944
Greenpoint Capital Trust I
  9.10%, 6/1/27                                         15,000        15,394
Heller Financial
  6.00%, 3/19/04                                       450,000       438,750
Household Finance
  6.50%, 11/15/08                                      210,000       200,813
Imperial Credit Capital Trust I
  10.25%, 6/14/02                                       75,000        60,656
Imperial Credit Industries
  9.88%, 1/15/07                                        35,000        28,000
Lehman Brothers
  6.50%, 10/1/02                                       265,000       260,694
  6.63%, 4/1/04                                        230,000       225,688
Merita Bank
  6.50%, 1/15/06                                       565,000       545,225
NationsBank
  6.88%, 2/15/05                                       875,000       881,563
Nationwide Credit
  10.25%, 1/15/08                                       10,000         7,100
North Fork Capital Trust I
  8.70%, 12/15/26                                       10,000        10,813
Ocwen Capital Trust I
  10.88%, 8/1/27                                        10,000         7,850
Ocwen Federal Bank
  12.00%, 6/15/05                                        5,000         4,925
Ocwen Financial
  11.88%, 10/1/03                                        5,000         4,825
Orange Cogen Funding 144A
  8.18%, 3/15/22                                       110,000       110,550
Paine Webber Group
  6.55%, 4/15/08                                       655,000       618,156
Popular
  6.40%, 8/25/00                                       530,000       532,938
Premium Standard Farms
  11.00%, 9/17/03                                       19,157        17,624
Provident
  7.41%, 3/15/38                                       555,000       525,863
Provident Capital Trust I
  8.60%, 12/1/26                                        35,000        36,969

                        Global Asset Allocation Fund  3

                                                     Par           Market
Banking, Finance & Insurance (Cont.)                 Amount**      Value
----------------------------------------------------------------------------
Prt Funding
  11.63%, 4/15/04                                   $  40,000     $   26,800
Salomon Brothers
  7.30%, 5/15/02                                       395,000       404,875
Sovereign Capital Trust
  9.00%, 4/1/27                                         20,000        21,450
Tanger Properties L.P.
  8.75%, 3/11/01                                       100,000       101,875
TIG Holdings
  8.13%, 4/15/05                                       370,000       374,625
Toyota Motor Credit
  5.63%, 11/13/03                                      315,000       305,156
Webster Capital Trust I
  9.36%, 1/29/27                                         5,000         5,031
----------------------------------------------------------------------------
                                                                   9,743,210

Building & Materials: 0.1%
----------------------------------------------------------------------------
American Architectural
  11.75%, 12/1/07                                       10,000         7,600
American Standard
  7.38%, 2/1/08                                        125,000       117,813
Building Materials
  8.63%, 12/15/06                                        5,000         4,994
  8.00%, 12/1/08                                        40,000        37,500
Continental Homes Holding
  10.00%, 4/15/06                                       35,000        36,881
D.R. Horton
  8.00%, 2/1/09                                        120,000       113,400
JCAC
  10.13%, 6/15/06                                       58,000        63,148
NCI Building 144A
  9.25%, 5/1/09                                         30,000        30,000
----------------------------------------------------------------------------
                                                                     411,336

Cable, Media & Publishing: 1.0%
----------------------------------------------------------------------------
Acme Television/Finance
  0.00%, 9/30/04                                        20,000        16,450
Adelphia Communications
  9.88%, 3/1/07                                         90,000        95,400
  8.38%, 2/1/08                                         40,000        39,700
Albritton Communications
  9.75%, 11/30/07                                      100,000       101,250
Allbritton Communications Series B
  8.88%, 2/1/08                                         10,000         9,750
American Media 144A
  10.25%, 5/1/09                                        30,000        30,113
Chancellor Media
  8.00%, 11/1/08                                       180,000       176,850
Century Communications
  9.50%, 3/1/05                                        105,000       108,938
Charter Communications 144A
  8.63%, 4/1/09                                        370,000       356,125
Citadel Broadcasting
  10.25%, 7/1/07                                        20,000        21,600
  9.25%, 11/15/08                                       90,000        92,925
CSC Holdings
  9.25%, 11/1/05                                        10,000        10,675
  7.88%, 12/15/07                                       75,000        75,656
  7.25%, 7/15/08                                        40,000        38,750
  8.13%, 8/15/09                                        54,000        56,835
  9.88%, 2/15/13                                       125,000       135,313
  7.88%, 2/15/18                                        20,000        19,600
Diva Systems
  0.00%, 3/1/08                                        170,000        57,588
Fox Family Worldwide
  9.25%, 11/1/07                                        65,000        60,450
Fox/Liberty Networks LLC
  8.88%, 8/15/07                                        50,000        51,625
Garden State Newspapers
  8.75%, 10/1/09                                       125,000       118,750
Golden Sky Systems
  12.38%, 8/1/06                                        50,000        56,125
Granite Broadcasting
  10.38%, 5/15/05                                       75,000        76,875
  8.88%, 5/15/08                                        65,000        62,725
Gray Communication System
  10.63%, 10/1/06                                        5,000         5,213

                                                     Par           Market
Cable, Media & Publishing (Cont.)                    Amount**      Value
----------------------------------------------------------------------------
Jones Intercable
  9.63%, 3/15/02                                     $  10,000    $   10,900
  8.88%, 4/1/07                                         54,000        59,805
  10.50%, 3/1/08                                        50,000        55,625
Knology Holdings
  11.88%, 10/15/07                                     120,000        72,750
Lamar Advertising
  9.63%, 12/1/06                                       110,000       112,475
  8.63%, 9/15/07                                        15,000        15,075
Lenfest Communications
  8.38%, 11/1/05                                        50,000        52,250
Logix Communications
  12.25%, 6/15/08                                       40,000        37,650
News America Holdings
  7.70%, 10/30/25                                      590,000       576,725
Outdoor Communications
  9.25%, 8/15/07                                       185,000       196,331
Outdoor Systems
  8.88%, 6/15/07                                       125,000       130,313
Pathnet
  12.25%, 4/15/08                                       65,000        37,700
Pegasus Communications
  9.75%, 12/1/06                                        10,000        10,288
Pegasus Media
  12.50%, 7/1/05                                        50,000        55,000
Perry-Judd
  10.63%, 12/15/07                                      75,000        73,875
PX Escrow
  0.00%, 2/1/06                                         10,000         6,263
Radio One
  7.00%, 5/15/04                                         5,000         5,250
SFX Broadcasting
  10.75%, 5/15/06                                       82,000        90,508
SFX Entertainment
  9.13%, 2/1/08                                         30,000        29,400
  9.13%, 12/1/08                                        40,000        39,200
Sinclair Broadcast Group
  8.75%, 12/15/07                                      220,000       216,150
Spanish Broadcasting System
  7.50%, 6/15/02                                       100,000       111,375
  11.00%, 3/15/04                                       30,000        32,625
TCI Communications
  7.13%, 2/15/28                                       100,000        97,375
Time Warner
  8.88%, 10/1/12                                       360,000       408,150
United International Holdings
  0.00%, 2/15/08                                        60,000        39,900
Von Hoffman
  13.50%, 5/15/09                                      110,955        10,462
Von Hoffman Press
  10.38%, 5/15/07                                       40,000        41,200
Young Broadcasting
  8.75%, 6/15/07                                       200,000       195,500
----------------------------------------------------------------------------
                                                                   4,695,401

Chemicals: 0.2%
----------------------------------------------------------------------------
Geo Specialty Chemicals
  10.13%, 8/1/08                                        30,000        28,800
Huntsman
  8.33%, 7/1/07                                         50,000        46,563
Huntsman 144A*
  9.50%, 7/1/07                                         10,000         9,600
  10.13%, 7/1/09                                       130,000       130,650
ISP Holdings
  9.75%, 2/15/02                                        45,000        45,675
Lyondell Chemicals 144A
  9.63%, 5/1/07                                        210,000       215,775
Nova Chemicals
  7.40%, 4/1/09                                        400,000       391,500
Pioneer Americas Acquisition
  9.25%, 6/15/07                                        15,000        12,900
Scotts Company
  8.63%, 1/15/09                                        50,000        49,625
Sterling Chemical Holdings
  0.00%, 8/15/08                                        40,000        14,000
Union Carbide
  6.25%, 6/15/03                                       220,000       215,325
----------------------------------------------------------------------------
                                                                   1,160,413

                        Global Asset Allocation Fund  4

                                                     Par           Market
                                                     Amount**      Value
----------------------------------------------------------------------------
Computers & Technology: 0.4%
----------------------------------------------------------------------------
Cellnet Data Systems
  0.00%, 10/1/07                                     $ 170,000    $   71,400
Concentric Network
  12.75%, 12/15/07                                          10        10,500
Exodus Communications
  11.25%, 7/1/08                                        10,000        10,425
Integrated Device Technology
  5.50%, 6/1/02                                         20,000        16,025
IPC Information Systems
  0.00%, 5/1/08                                         90,000        68,400
PSiNet
  10.00%, 2/15/05                                       30,000        30,075
  11.50%, 11/1/08                                       60,000        63,000
Unisys
  12.00%, 4/15/03                                      130,000       142,025
  7.88%, 4/1/08                                        200,000       201,500
Verio
  10.38%, 4/1/05                                        60,000        60,750
  11.25%, 12/1/08                                       30,000        31,500
Viasystems
  9.75%, 6/1/07                                         75,000        65,813
WMX Technologies
  7.10%, 8/1/26                                        990,000     1,008,563
----------------------------------------------------------------------------
                                                                   1,779,976

Consumer Products: 0.1%
----------------------------------------------------------------------------
Capstar Broadcasting
  0.00%, 2/1/09                                         85,000        71,400
French Fragrance
  10.38%, 5/15/07                                       15,000        15,244
Home Interiors and Gifts
  10.13%, 6/1/08                                        20,000        20,000
Iron Age
  9.88%, 5/1/08                                         75,000        57,000
NBTY
  8.63%, 9/15/07                                       200,000       177,250
Revlon Consumer Products
  9.00%, 11/1/06                                        30,000        30,000
Revlon Consumer Products
  8.63%, 2/1/08                                        200,000       187,000
Royster-Clark 144A
  10.25%, 4/1/09                                        30,000        30,150
United Stationer Supply
  12.75%, 5/1/05                                         7,000         7,770
William Carter Holdings 144A
  12.00%, 10/1/08                                       25,000        25,656
William Carter
  10.38%, 12/1/06                                      160,000       168,000
----------------------------------------------------------------------------
                                                                     789,470

Electronics & Electrical Equipment: 0.2%
----------------------------------------------------------------------------
Fairchild Semiconductor
  10.13%, 3/15/07                                       65,000        64,025
  0.00%, 3/14/08                                        60,000        58,500
Flextronics International
  8.75%, 10/15/07                                       20,000        20,100
HCC Industries
  10.75%, 5/15/07                                       10,000         9,500
Northeast Optic Network
  12.75%, 8/15/08                                       80,000        82,800
Protection One Alarm
  0.00%, 6/30/05                                        20,000        22,600
Raytheon
  6.45%, 8/15/02                                       515,000       515,000
Signature Brands USA
  13.00%, 8/15/02                                      100,000       110,625
Wavetek
  10.13%, 6/15/07                                       10,000         8,900
Zilog
  9.50%, 3/1/05                                         45,000        39,600
----------------------------------------------------------------------------
                                                                     931,650

Energy: 0.4%
----------------------------------------------------------------------------
Applied Power
  8.75%, 4/1/09                                         20,000        19,400

                                                     Par           Market
Energy (Cont.)                                       Amount**      Value
----------------------------------------------------------------------------
Belco Oil & Gas
  8.88%, 9/15/07                                     $  70,000    $   67,900
Benton Oil and Gas
  9.38%, 11/1/07                                         5,000         3,694
CMS Panhandle 144A
  6.13%, 3/15/04                                       295,000       285,044
Coastal
  6.95%, 6/2/28                                        440,000       418,000
Coda Energy Series B
  10.50%, 4/1/06                                        65,000        66,138
Conoco
  5.90%, 4/15/04                                       395,000       386,606
DII Group
  8.50%, 9/15/07                                        10,000         9,800
Eagle Geophysical
  10.75%, 7/15/08                                       35,000        20,650
Gothic Energy
  0.00%, 5/1/06                                         10,000         3,700
Gothic Production
  11.13%, 5/1/05                                        30,000        26,700
Gulf Canada Resources
  9.63%, 7/1/05                                         60,000        61,650
Leviathan Gas 144A
  10.38%, 6/1/09                                        20,000        20,550
Ocean Energy
  8.38%, 7/1/08                                         50,000        48,625
Ocean Energy Series B
  8.88%, 7/15/07                                        50,000        50,000
RBF Finance 144A
  11.00%, 3/15/06                                      130,000       132,600
Seven Seas Petroleum
  12.50%, 5/15/05                                      130,000        15,900
Snyder Oil
  8.75%, 6/15/07                                        15,000        14,850
Statoil
  6.50%, 12/1/28                                       295,000       266,975
Vintage Petroleum
  9.75%, 6/30/09                                        80,000        82,000
----------------------------------------------------------------------------
                                                                   2,000,782

Environmental Services: 0.1%
----------------------------------------------------------------------------
Allied Waste North America
  7.63%, 1/1/06                                         50,000        46,625
  7.88%, 1/1/09                                        120,000       111,450
Columbia Gas Systems
  7.32%, 11/28/10                                      500,000       493,750
Petroleum Geo-Services
  7.50%, 3/31/07                                       175,000       175,219
----------------------------------------------------------------------------
                                                                     827,044

Food, Beverage & Tobacco: 0.2%
----------------------------------------------------------------------------
Albecca
  10.75%, 8/15/08                                       40,000        33,600
Ameriserve Food Distributors
  10.13%, 7/15/07                                       15,000        12,750
Aurora Foods
  9.88%, 2/15/07                                        40,000        41,700
  9.88%, 2/15/07                                        20,000        20,850
Doane Pet Care
  9.75%, 5/15/07                                       105,000       108,150
Pepsi Bottling Group
  7.00%, 3/1/29                                        350,000       329,438
Philip Morris
  7.50%, 1/15/02                                       405,000       413,100
Samsonite Corp
  10.75%, 6/15/08                                       60,000        48,000
Southland
  5.00%, 12/15/03                                       50,000        43,500
Triarc Consumer/Beverage
  10.25%, 2/15/09                                       50,000        48,375
Vlasic Foods International
  10.25%, 7/1/09                                        40,000        39,500
----------------------------------------------------------------------------
                                                                   1,138,963

Healthcare & Pharmaceuticals: 0.4%
----------------------------------------------------------------------------
Alaris Medical Systems
  9.75%, 12/1/06                                        50,000        51,063

                        Global Asset Allocation Fund  5

                                                     Par           Market
Healthcare & Pharmaceuticals (Cont.)                 Amount**      Value
----------------------------------------------------------------------------
Conmed
  9.00%, 3/15/08                                     $  30,000    $   30,075
Columbia/HCA Healthcare
  7.25%, 5/20/08                                        20,000        17,575
  8.36%, 4/15/24                                        20,000        18,815
  7.69%, 6/15/25                                        20,000        16,375
  6.63%, 7/15/45                                        80,000        75,700
Dade International
  11.13%, 5/1/06                                        40,000        43,350
Extendicare Health
  9.35%, 12/15/07                                      100,000        75,000
Fresenius Medical Capital Trust II
  7.88%, 2/1/08                                         50,000        46,500
Fresenius Medical Care
  9.00%, 12/1/06                                       190,000       188,100
Hudson Respiratory Care
  9.13%, 4/15/08                                        40,000        35,850
ICN Pharmaceuticals
  9.25%, 8/15/05                                        70,000        70,350
Integrated Health Services
  9.50%, 9/15/07                                        70,000        51,450
  9.25%, 1/15/08                                        40,000        29,000
Mariner Post Acute Network
  0.00%, 11/1/07                                        40,000         4,800
  9.50%, 11/1/07                                        60,000        10,200
Mediq
  11.00%, 6/1/08                                        40,000        31,800
  0.00%, 6/1/09                                         40,000        16,350
Multicare
  9.00%, 8/1/07                                        125,000        85,000
Paracelsus Healthcare
  10.00%, 8/15/06                                       50,000        39,000
Philip Morris
  7.50%, 4/1/04                                        640,000       658,400
Prime Hospitality
  9.75%, 4/1/07                                         40,000        39,500
Rab Enterprises
  10.50%, 5/1/05                                        60,000        36,000
Tenet Healthcare
  8.00%, 1/15/05                                       125,000       122,500
  7.63%, 6/1/08                                         50,000        46,750
  8.13%, 12/1/08                                        10,000         9,650
Triad Hospitals
  11.00%, 5/15/09                                       40,000        40,800
----------------------------------------------------------------------------
                                                                   1,889,953

Industrial Machinery: 0.2%
----------------------------------------------------------------------------
AEP Industries
  9.88%, 11/15/07                                       15,000        15,038
Ball
  7.75%, 8/1/06                                         40,000        39,800
  8.25%, 8/1/08                                         80,000        79,600
Ford Motor
  6.63%, 10/1/28                                       445,000       401,613
Jackson Products
  9.50%, 4/15/05                                        20,000        19,775
Motors and Gears
  10.75%, 11/15/06                                      40,000        40,700
Pogo Producing
  8.75%, 5/15/07                                         5,000         4,775
Safety Components International
  10.13%, 7/15/07                                       20,000        18,000
Tyco International Group SA
  6.25%, 6/15/03                                       190,000       186,438
Viasystems
  9.75%, 6/1/07                                          5,000         4,388
----------------------------------------------------------------------------
                                                                     810,127

Leisure, Lodging & Entertainment: 0.4%
----------------------------------------------------------------------------
AMC Entertainment
  9.50%, 3/15/09                                       102,000        98,430
Boyd Gaming
  9.50%, 7/15/07                                        50,000        50,000
Cinemark USA
  9.63%, 8/1/08                                         50,000        49,750
Cinemark USA Series B
  8.50%, 8/1/08                                         35,000        33,250

                                                     Par           Market
Leisure, Lodging & Entertainment (Cont.)             Amount**      Value
----------------------------------------------------------------------------
Circus Circus
  6.45%, 2/1/06                                      $  30,000    $   27,525
Colorado Gaming
  12.00%, 6/1/03                                        79,350        80,342
Epic Resorts
  13.00%, 6/15/05                                       30,000        27,825
Fitzgerald Gaming
  12.25%, 12/15/04                                      70,000        38,500
Host Marriot 144A
  8.38%, 2/15/06                                        20,000        19,300
Harrahs Operating
  7.50%, 1/15/09                                       150,000       146,250
Hoeshoe Gaming 144a
  8.63%, 5/15/09                                        60,000        58,200
Hollywood Casino
  11.25%, 5/1/07                                        80,000        80,400
Hollywood Park
  9.25%, 2/15/07                                        30,000        29,700
Hollywood Park Series B
  9.50%, 8/1/07                                         60,000        59,700
Host Mar Travel Plaza
  9.50%, 5/15/05                                       130,000       135,363
Isle of Capri/Cap
  13.00%, 8/31/04                                       10,000        11,075
Mohegan Tribal
  8.13%, 1/1/06                                         50,000        49,000
Mohegan Tribal Gaming
  8.75%, 1/1/09                                         60,000        59,400
Park Place Entertainment
  7.88%, 12/15/05                                       40,000        38,100
Players International
  10.88%, 4/15/05                                       25,000        26,844
Premier Parks
  12.00%, 8/15/03                                       50,000        53,000
  9.25%, 4/1/06                                        129,000       129,645
Silver Cinemas
  10.50%, 4/15/05                                       40,000        17,950
Six Flags Theme Parks
  0.00%, 6/15/05                                       250,000       280,625
Starwood Hotels and Resorts
  6.75%, 11/15/05                                      160,000       147,600
Sun International Hotels
  8.63%, 12/15/07                                       75,000        75,375
United Artists Theatre
  9.75%, 4/15/08                                       150,000       112,500
----------------------------------------------------------------------------
                                                                   1,935,649

Metals & Mining: 0.1%
----------------------------------------------------------------------------
AK Steel
  9.13%, 12/15/06                                       65,000        66,950
AK Steel Corp 144A
  7.88%, 2/15/09                                        60,000        58,200
Ameristeel
  8.75%, 4/15/08                                        50,000        49,875
Anker Coal Group
  9.75%, 10/1/07                                       215,000       105,081
Continental Global Group
  11.00%, 4/1/07                                        30,000        26,663
National Steel
  9.88%, 3/1/09                                         80,000        81,600
Weirton Steel
  11.38%, 7/1/04                                        50,000        49,000
----------------------------------------------------------------------------
                                                                     437,369

Miscellaneous: 0.3%
----------------------------------------------------------------------------
Adelphia Communications
  9.50%, 2/15/04                                            81            85
AXIA
  10.75%, 7/15/08                                       50,000        49,438
Calair LLC/Calair Capital
  8.13%, 4/1/08                                        240,000       228,300
Cex Holdings
  9.63%, 6/1/08                                         40,000        37,600
Coinmach
  11.75%, 11/15/05                                      55,000        59,950
Day International Group
  9.50%, 3/15/08                                        50,000        46,000

                        Global Asset Allocation Fund  6

                                                     Par           Market
Miscellaneous (Cont.)                                Amount**      Value
----------------------------------------------------------------------------
Decora Industries
  11.00%, 5/1/05                                     $  40,000    $   37,950
Hedstrom Holdings
  0.00%, 6/1/09                                          5,000         2,163
Iron Mountain
  10.13%, 10/1/06                                      150,000       159,375
  8.75%, 9/30/09                                        20,000        19,800
  8.75%, 9/30/09                                       105,000       103,950
Lodestar Holdings
  11.50%, 5/15/05                                       30,000        23,363
OutSourcing Solutions
  11.00%, 11/1/06                                       20,000        19,600
Paragon Corp Holdings
  9.63%, 4/1/08                                         20,000        11,900
Polymer Group
  9.00%, 7/1/07                                         20,000        19,600
  8.75%, 3/1/08                                         40,000        38,800
PP&L Capital Funding
  5.90%, 10/16/00                                      785,000       774,707
Protection One 144A
  8.13%, 1/15/09                                        70,000        66,500
----------------------------------------------------------------------------
                                                                   1,699,081

Packaging & Containers: 0.1%
----------------------------------------------------------------------------
Huntsman Packaging
  9.13%, 10/1/07                                        25,000        24,750
Owens-Illinois
  7.15%, 5/15/05                                        80,000        76,400
  8.10%, 5/15/07                                        25,000        24,938
  7.35%, 5/15/08                                        50,000        47,563
Riverwood International
  10.25%, 4/1/06                                        50,000        50,500
  10.88%, 4/1/08                                        85,000        82,663
----------------------------------------------------------------------------
                                                                     306,814

Paper & Forest Products: 0.0%
----------------------------------------------------------------------------
Boise Cascade
  7.43%, 10/10/05                                       10,000         9,925
Packaging Corporation of America 144A
  9.63%, 4/1/09                                         80,000        80,800
Republic Group
  9.50%, 7/15/08                                        20,000        20,000
United Stationers Supply
  8.38%, 4/15/08                                        10,000         9,625
US Office Products
  9.75%, 6/15/08                                        60,000        38,700
----------------------------------------------------------------------------
                                                                     159,050

Real Estate: 0.1%
----------------------------------------------------------------------------
Atrium
  10.50%, 5/1/09                                        20,000        19,700
EOP Operating
  6.76%, 6/15/07                                       450,000       429,188
HMH Properties
  7.88%, 8/1/08                                        120,000       110,400
Toll Corp
  8.13%, 2/1/09                                         40,000        38,000
----------------------------------------------------------------------------
                                                                     597,288

Retail: 0.2%
----------------------------------------------------------------------------
Adams Outdoor Advertising
  10.75%, 3/15/06                                      125,000       133,750
Affinity Group
  11.00%, 4/1/07                                       115,000       115,431
FRD Acquisition
  12.50%, 7/15/04                                       10,000         9,200
French Fragrances
  10.38%, 5/15/07                                       10,000        10,163
Lowes
  6.50%, 3/15/29                                       475,000       426,313
Outdoor Systems
  9.38%, 10/15/06                                        5,000         5,313
Sealy Mattress
  0.00%, 12/15/07                                       20,000        12,950
Sears Roebuck Acceptance
  6.88%, 10/15/17                                      185,000       175,519
6.50%, 12/1/28                                         135,000       119,138

                                                     Par           Market
Retail (Cont.)                                       Amount**      Value
----------------------------------------------------------------------------
Zale
  8.50%, 10/1/07                                     $  20,000    $   20,475
----------------------------------------------------------------------------
                                                                   1,028,252

Telecommunications: 1.1%
----------------------------------------------------------------------------
Allegiance Telecommunications
  0.00%, 2/15/08                                        60,000        36,675
  12.88%, 5/15/08                                       20,000        21,400
Birch Telecommunications
  14.00%, 6/15/08                                       30,000        27,525
BTI Telecom
  10.50%, 9/15/07                                      110,000        99,000
Caprock Communications
  12.00%, 7/15/08                                       30,000        30,675
  11.50%, 5/1/09                                        60,000        60,900
Capstar Broadcasting
  9.25%, 7/1/07                                         50,000        51,750
Carrier One Unit
  13.25%, 2/15/09                                       60,000        63,900
Cencall Communication
  0.00%, 1/15/04                                         5,000         5,113
Covad Communications
  0.00%, 3/15/08                                        45,000        24,525
  12.50%, 2/15/09                                      120,000       115,800
Dobson Communications
  11.75%, 4/15/07                                       55,000        58,300
DTI Holdings
  0.00%, 3/1/08                                        200,000        74,000
Echostar DBS
  9.38%, 2/1/09                                        160,000       163,600
Econophone
  0.00%, 2/15/08                                       100,000        56,000
Firstworld Communication
  0.00%, 4/15/08                                       140,000        75,950
Focal Communications
  0.00%, 2/15/08                                        80,000        43,200
Global Crossing
  9.63%, 5/15/08                                       200,000       213,000
GST Telecommunications
  0.00%, 5/1/08                                        170,000        96,050
GST USA
  0.00%, 12/15/05                                       95,000        78,375
Hyperion Telecommunication
  0.00%, 4/15/03                                        25,000        20,563
  12.25%, 9/1/04                                        35,000        37,013
  12.00%, 11/1/07                                       80,000        81,200
ICG Services
  0.00%, 2/15/08                                       180,000       113,625
  0.00%, 5/1/08                                        185,000       103,600
Intelcom Group USA
  0.00%, 5/1/06                                         60,000        48,000
Intermedia Communication
  8.50%, 1/15/08                                        80,000        73,400
  8.60%, 6/1/08                                        130,000       120,900
Intermedia Communications Series B
  0.00%, 7/15/07                                        10,000         7,150
ITC Deltacom
  11.00%, 6/1/07                                        23,000        24,668
KMC Telecom Holdings
  0.00%, 2/15/08                                       145,000        77,575
  13.50%, 5/15/09                                       70,000        70,088
L-3 Communications
  8.50%, 5/15/08                                        30,000        29,400
Long Distance International
  12.25%, 4/15/08                                       20,000        15,350
Level 3 Communications
  9.13%, 5/1/08                                        150,000       148,125
MCI Worldcom
  6.95%, 8/15/28                                       385,000       364,788
McLeodUSA
  8.13%, 2/15/09                                       100,000        94,000
Metromedia Fiber
  10.00%, 11/15/08                                     200,000       206,000
Nextel Communications
  0.00%, 8/15/04                                       250,000       255,000
  0.00%, 9/15/07                                        20,000        14,650
  12.00%, 11/1/08                                       90,000       102,600

                        Global Asset Allocation Fund  7

                                                     Par           Market
Telecommunications (Cont.)                           Amount**      Value
----------------------------------------------------------------------------
Nextel International
  0.00%, 4/15/08                                     $ 290,000    $  145,725
NTL
  0.00%, 4/1/08                                        310,000       212,738
Onepoint Communications
  14.50%, 6/1/08                                        20,000        11,100
Orbital Imaging
  11.63%, 3/1/05                                        40,000        36,550
Price Communications Wire
  9.13%, 12/15/06                                      110,000       111,100
Qwest Communications International
  0.00%, 10/15/07                                       35,000        26,950
  0.00%, 2/1/08                                        160,000       119,600
RCN
  0.00%, 10/15/07                                       10,000         6,725
Rhythms Netconnections
  0.00%, 5/15/08                                        80,000        41,600
Sprint Capital
  6.90%, 5/1/19                                        440,000       411,400
Sprint Spectrum L.P.
  0.00%, 8/15/06                                        60,000        54,375
Startec Global Communications
  12.00%, 5/15/08                                       40,000        36,000
Telecommunication Techniques
  9.75%, 5/15/08                                        30,000        30,150
Telecorp Pcs Inc 144A
  0.00%, 4/15/09                                        60,000        33,600
Telehub Communications
  0.00%, 7/31/05                                        30,000        21,600
Teligent
  11.50%, 12/1/07                                       30,000        30,825
  0.00%, 3/1/08                                        100,000        61,750
Time Warner Telecommunications LLC
  9.75%, 7/15/08                                       150,000       154,875
Ucar Global Enterprises
  12.00%, 1/15/05                                       30,000        31,763
US Xchange LLC
  15.00%, 7/1/08                                        30,000        31,050
Winstar Communications
  15.00%, 3/1/07                                        40,000        44,400
  11.00%, 3/15/08                                      260,000       231,400
----------------------------------------------------------------------------
                                                                   5,288,709

Textiles, Apparel & Furniture: 0.0%
----------------------------------------------------------------------------
Fruit Of The Loom
  8.88%, 4/15/06                                        70,000        64,400
Galey & Lord
  9.13%, 3/1/08                                         70,000        46,200
Guess
  9.50%, 8/15/03                                         5,000         4,856
----------------------------------------------------------------------------
                                                                     115,456

Transportation & Shipping: 0.3%
----------------------------------------------------------------------------
Aviation Sales
  8.13%, 2/15/08                                        50,000        47,625
Burlington North Santa Fe
  6.13%, 3/15/09                                       480,000       453,000
Continental Airlines
  6.54%, 3/15/08                                       624,031       615,451
CSX
  7.95%, 5/1/27                                         95,000        98,325
Johnstown America Industries
  11.75%, 8/15/05                                       75,000        80,063
Kitty Hawk
  9.95%, 11/15/04                                       20,000        20,000
MC Shipping
  11.25%, 3/1/08                                        20,000        14,000
Newport News Shipbuilding
  8.63%, 12/1/06                                        60,000        64,200
Trans World Airlines
  11.50%, 12/15/04                                      65,000        54,600
  11.38%, 3/1/06                                        30,000        15,450
US Air
  9.63%, 9/1/03                                        175,000       184,406
----------------------------------------------------------------------------
                                                                   1,647,120

Utilities: 0.3%
----------------------------------------------------------------------------
Arizona Public Service
  6.75%, 11/15/06                                      315,000       311,063

                                                     Par           Market
Utilities (Cont.)                                    Amount**      Value
----------------------------------------------------------------------------
Calpine
  8.75%, 7/15/07                                     $ 120,000    $  120,900
  7.88%, 4/1/08                                         50,000        48,000
  7.75%, 4/15/09                                        80,000        76,600
Cleveland Electric
  9.50%, 5/15/05                                        30,000        31,688
Cleveland Electric Illuminating
  6.86%, 10/1/08                                        70,000        68,425
CMS Energy
  6.75%, 1/15/04                                        70,000        66,763
  7.00%, 1/15/05                                        30,000        28,388
El Paso Electric
  9.40%, 5/1/11                                         10,000        11,463
Jersey Central Power & Light
  6.85%, 11/27/06                                      115,000       113,706
KN Energy
  6.45%, 3/1/03                                        115,000       111,263
Midland Funding
  10.33%, 7/23/02                                       26,832        28,408
Midland Funding II
  11.75%, 7/23/05                                       80,000        88,800
Niagara Mohawk Power
  9.95%, 6/1/00                                         50,000        50,125
  7.63%, 10/1/05                                        30,000        30,225
Niagara Mohawk Power Series E
  7.38%, 7/1/03                                         30,000        30,150
Northeast Utilities
  8.38%, 3/1/05                                         27,200        27,200
Northeast Utility
  8.58%, 12/1/06                                        12,380        12,287
Ram Energy
  11.50%, 2/15/08                                       30,000        15,600
----------------------------------------------------------------------------
                                                                   1,271,054

Foreign Bonds: 7.6%
----------------------------------------------------------------------------
Australian Government Series 909 (Australia)
  7.50%, 9/15/09                                     2,260,000     1,641,028
Bundesobligation (German Goverment) (Germany)
Series 128
  3.75%, 8/26/03                                     3,960,000     4,093,272
Bundesrepublic Deutschland (Germany)
  5.63%, 1/4/28                                      3,227,100     3,442,922
  4.75%, 7/4/28                                        310,000       291,524
Canada Government (Canada)
  5.50%, 6/1/09                                      5,315,000     3,634,292
Cert Di Credito Del Tes (Italian Government) (Italy)
  0.00%, 12/15/99                                    5,195,000     5,308,270
Denmark Government (Denmark)
  4.00%, 2/15/01                                     6,200,000       864,667
French Treasury Bill (France)
  4.00%, 1/12/00                                     6,300,000     6,563,535
Hellenic Republic (Greece)
  9.20%, 3/21/02                                   131,800,000       445,397
  6.60%, 1/15/04                                   256,500,000       826,733
New Zealand Government (New Zealand)
  8.00%, 11/15/06                                    1,215,000       703,756
Quebec Province (Canada)
  7.00%, 1/30/07                                       355,000       358,550
Realkredit Danmark (Denmark)
  7.00%, 10/1/29                                     3,300,000       462,055
Sweden (Kingdom of) (Sweden)
  10.25%, 5/5/00                                     3,200,000       398,964
  5.50%, 4/12/02                                    29,000,000     3,545,032
  6.00%, 2/9/05                                      6,800,000       855,834
United Kingdom Treasury Bond (United Kingdom)
  9.75%, 8/27/02                                     2,450,000     4,324,217
----------------------------------------------------------------------------
                                                                  37,760,048

Total Long-Term Debt Investments: 31.0%
(Cost $159,196,492)                                              154,455,368
----------------------------------------------------------------------------

                                                     Number
Common Stock:                                        of Shares
----------------------------------------------------------------------------
Aerospace & Defense: 1.2%
----------------------------------------------------------------------------
Aerospatiale Matra 144A (France)*                        4,280        99,006
Allied-Signal                                           20,730     1,305,990
Boeing                                                  31,520     1,392,790
Career Education*                                        5,500       185,797

                        Global Asset Allocation Fund  8

                                                     Number        Market
Aerospace & Defense (Cont.)                          of Shares     Value
----------------------------------------------------------------------------
Northrop                                                10,175    $  674,730
United Technologies                                     33,100     2,372,856
----------------------------------------------------------------------------
                                                                   6,031,169

Automobiles & Auto Parts: 1.3%
----------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG (Germany)                392       273,557
Cooper Industries                                        7,960       413,920
CSX Auto*                                                7,000       189,000
DaimlerChrysler (Germany)                                8,841       775,042
Delphi Automotive Systems                               13,678       253,899
Ford Motor                                              23,050     1,300,884
General Motors                                          19,570     1,291,620
Honda Motor (Japan)                                      7,000       296,777
Meritor Automotive                                       3,916        99,858
TRW                                                     18,660     1,023,968
Volkswagen AG (Germany)                                  7,526       487,383
----------------------------------------------------------------------------
                                                                   6,405,908

Banking, Finance & Insurance: 10.2%
----------------------------------------------------------------------------
ABN Amro Holdings N.V. (Netherlands)                    19,521       424,289
Aflac                                                   11,700       560,138
Allied Irish Banks (Ireland)                            11,740       154,924
Allied Zurich PLC (United Kingdom)                      12,443       155,677
Allstate                                                25,160       902,615
American Express                                        12,900     1,678,613
American General                                        29,650     2,234,869
American International Group                            20,747     2,428,696
Axa-UAP (France)                                         3,559       435,766
Bank of America                                         43,447     3,185,208
Bank One                                                38,708     2,305,545
Bank of Boston                                          17,465       892,898
Bank of Ireland (Ireland)                                7,424       125,245
Bank of Nova Scotia (Canada)                            12,684       276,962
Banque Nationale de Paris (France)                       4,414       369,134
Capital One Financial                                   11,500       640,406
Charles River Associates*                                3,200        80,300
Charter One Financial                                   45,705     1,269,742
Chase Manhattan                                          9,335       808,644
Chubb                                                   11,065       769,018
Cigna                                                   14,440     1,285,160
Citigroup                                               86,898     4,127,655
Comerica                                                 9,400       558,713
Commonwealth Bank of Australia (Australia)*                373         5,968
Development Bank of Singapore (Singapore)               15,000       183,475
Federal National Mortgage                               14,110       964,771
Fifth Third Bancorp                                     13,350       889,027
Financiere et Industrielle Gaz et Eaux  (France)            11           591
First Pacific Company Ltd (Hong Kong)                  240,000       204,158
First Security                                          12,800       348,400
Firstar                                                 53,560     1,499,680
Fleet Financial Group                                   18,060       801,413
Gilman & Ciocia*                                         4,000        37,375
Goldman Sachs Group*                                       900        65,025
Hutchison Whampoa (Hong Kong)                           17,000       153,924
ING Groep (Netherlands)                                 18,700     1,016,111
Investor AB - B Shares (Sweden)                         22,698       254,860
Julius Baer Holding AG (Switzerland)                       161       460,892
Keppel Tatlee Bank Limited (Singapore)                 103,000       228,956
Lehman Brothers Holdings                                23,895     1,487,464
Merrill Lynch & Company                                 10,940       874,516
Monte dei Paschi di Siena (Italy)*                      17,700        78,774
Morgan (J.P.)                                           10,270     1,442,935
Morgan Stanley Dean Witter                               8,000       820,000
National City                                           11,395       746,373
National Finance & Securities (Thailand)*                1,800         1,087
National Westminster Bank (United Kingdom)              27,600       585,609
NCO Group*                                               4,150       157,181
NET.B@NK *                                               1,600        60,700
Nextcard*                                                  400        13,563
Nikko Securities (Japan)                               170,000     1,097,272
Northern Trust                                           3,600       349,313
Overseas Union Bank (Singapore)                         28,600       137,912
PNC Financial Group                                     19,740     1,137,518
Promise (Japan)                                          7,580       447,909
Providian Financial                                      9,685       905,548
Reinsurance Group of America                             3,350       118,088
Schwab (Charles)                                         9,200     1,010,850
Shinhan Bank GDR 144A*                                   4,800       106,800

                                                     Number        Market
Banking, Finance & Insurance (Cont.)                 of Shares     Value
----------------------------------------------------------------------------
Societe Generale (France)                                1,982    $  350,579
St. Paul                                                28,160       895,840
Svenska Handelsbanken A Shares  (Sweden)                26,076       314,364
Takefuji (Japan)                                         1,700       175,760
Toronto-Dominion Bank (Canada)                          10,600       482,805
Travelers Property Casualty Class A                      7,765       303,806
U.S. Bancorp                                            33,100     1,125,400
UBS AG (Switzerland)                                     1,214       364,004
United Overseas Bank (Singapore)                        14,000        97,971
Washington Mutual                                       27,782       982,788
Wells Fargo                                             31,950     1,365,863
Yapi Ve Kredi Bankasi GDR                                1,071        15,904
Zions                                                    2,100       133,613
----------------------------------------------------------------------------
                                                                  50,972,952

Buildings & Materials: 0.3%
----------------------------------------------------------------------------
Bouygues (France)                                        1,294       343,260
CRH  (Ireland)                                          34,536       614,810
Hanson (United Kingdom)                                  2,900        25,455
Insituform Technologies Class A*                         7,000       150,719
Lafarge SA (France)                                      4,885       466,161
----------------------------------------------------------------------------
                                                                   1,600,405

Cable, Media & Publishing: 3.2%
----------------------------------------------------------------------------
AT&T - Liberty Media-A*                                 54,592     2,006,256
Citadel Communications*                                 10,300       373,053
Clear Channel Communications*                            7,200       496,350
Cumulus Media*                                          17,500       383,906
Cunningham Graphics International*                       6,100        98,744
Havas Advertising (France)                                  50        10,811
InterPublic Group                                       19,600     1,697,850
Jones Intercable*                                       12,000       588,750
Lamar Advertising*                                       7,300       298,616
McGraw-Hill                                             13,625       734,898
MediaOne Group*                                         19,900     1,480,063
Mediaset SpA  (Italy)                                    4,700        41,932
Pegasus Communications*                                  6,300       248,259
Publicis (France)                                          620       131,549
Radio One*                                               7,000       324,625
SBS Broadcasting*                                        4,400       141,075
Sinclair Broadcasting Group*                             2,200        35,888
Spanish Broadcasting System 144A                            15         8,988
The News Corporation                                    26,368       931,120
Time Warner                                             35,300     2,541,600
Times Mirror 'A'                                        15,505       918,671
Viacom Class B*                                         42,900     1,887,600
WPP Group (United Kingdom)                              61,048       517,060
----------------------------------------------------------------------------
                                                                  15,897,664

Chemicals: 1.7%
----------------------------------------------------------------------------
Akzo Nobel  (Netherlands)                               18,413       777,544
Dow Chemical                                             9,385     1,190,722
DuPont(E.I.)deNemours                                   32,775     2,238,942
Hoechst AG (Germany)                                    24,296     1,098,896
Monsanto                                                28,590     1,127,518
PPG Industries                                           7,895       466,298
Praxair                                                 20,100       983,644
Shin-Etsu Chemical (Japan)                               3,000       100,413
Union Carbide                                           13,310       648,863
----------------------------------------------------------------------------
                                                                   8,632,840

Computers & Technology: 6.3%
----------------------------------------------------------------------------
ACT Networks*                                            9,000       153,281
Advanced Communications Systems*                         4,700        64,478
Allaire*                                                 1,500       102,234
America Online*                                          7,800       861,900
Apple Computer*                                         11,400       528,675
Ask Jeeves                                                 200         2,800
Aware*                                                   4,000       184,000
Backweb Technologies*                                    2,100        57,225
Black Box*                                               4,600       230,719
Bottomline Technologies*                                 2,000       105,875
Brio Technology*                                         6,400       130,000
BroadVision*                                             1,800       132,638
Business Objects ADR*                                    6,600       242,138
Catapult Communications*                                 2,800        52,938
Cisco Systems*                                          34,000     2,189,836

                        Global Asset Allocation Fund  9

                                                     Number        Market
Computers & Technology (Cont.)                       of Shares     Value
----------------------------------------------------------------------------
Clarent                                                    700     $  10,500
Clarify*                                                 3,700       152,741
CMGI*                                                    4,000       454,875
Computer Network Technology*                            13,100       282,878
Comverse Technology*                                     7,950       599,728
Concur Technologies*                                     4,000       113,000
Dendrite International*                                  5,700       206,803
DuPont Photomasks*                                       2,200       105,600
Electronic Data Systems                                 15,115       854,942
EMC*                                                    10,800       594,000
Emulex*                                                  6,100       680,722
Exchange Applications*                                   6,200       252,844
Fujitsu (Japan)                                         59,000     1,187,314
Globix*                                                  5,500       242,688
Genesys Telecommunication Laboratories                  10,700       267,166
Health Care Cost Contain*                                1,000        23,969
Hewlett-Packard                                         17,100     1,718,550
Igen International*                                      2,200        64,488
Informatica*                                             2,600        92,788
International Business Machines                         33,406     4,317,726
Intervu*                                                 2,400        91,725
Lexmark International Group A*                           5,100       336,919
Micromuse*                                               5,300       264,006
Microsoft*                                              55,600     5,010,950
Mpath Interactive*                                       1,800        39,713
Multex.com*                                              2,900        75,944
Nanometrics*                                             7,510        59,611
NCR*                                                    25,040     1,222,265
Net Perceptions*                                         2,826        61,819
NFRONT*                                                  1,000        15,219
OneSource Information Services*                          1,000         8,594
Peregrine Systems*                                       1,000        25,656
Pinnacle Systems*                                        4,600       155,250
Pitney Bowes                                            17,000     1,092,250
Proxicom*                                                  300         7,659
Qlogic*                                                  2,800       369,950
Ramp Networks*                                           3,700        53,072
Seagate Technology*                                     19,930       510,706
Security First Technologies*                             2,500       112,656
Silknet Software*                                        1,800        72,956
Spyglass*                                                5,900       119,844
Starmedia Network*                                         400        25,650
Sun Microsystems*                                       21,400     1,474,594
TDK (Japan)                                              2,000       182,975
Unisys*                                                 19,400       755,388
Verity*                                                  4,400       238,288
Verticalnet*                                               700        73,609
Viant Services US*                                         200         6,963
Visual Networks*                                         4,900       156,647
Xerox                                                   22,555     1,332,155
Zoran*                                                  12,000       201,750
----------------------------------------------------------------------------
                                                                  31,416,842

Consumer Products: 1.1%
----------------------------------------------------------------------------
Benesse (Japan)                                          1,900       206,488
Colorado Medtech*                                        5,400       118,463
Clorox                                                   6,500       694,281
Estee Lauder Class A                                    28,200     1,413,525
Hedstrom Holdings*                                         303           303
Kimberly-Clark                                          29,050     1,655,850
Minnesota Mining & Manufacturing                        10,685       928,927
Provant*                                                 4,997        77,766
Shiseido (Japan)                                        36,000       539,702
----------------------------------------------------------------------------
                                                                   5,635,305

Electronics & Electrical Equipment: 4.6%
----------------------------------------------------------------------------
Advantest (Japan)                                        3,600       395,702
Alpha Industries*                                        3,300       157,163
American Xtal Technology*                                2,400        56,700
Anadigics*                                               7,200       266,175
Applied Micro Circuits*                                  3,200       265,800
ATMI*                                                    8,000       237,000
Benchmark Electronics*                                   6,300       226,406
Canon (Japan)                                            9,400       270,347
Credence Systems*                                        7,900       291,313
Cree Research*                                           2,000       153,938
Daisytek International*                                  2,300        37,375

                                                     Number        Market
Electronics & Electrical Equipment (Cont.)           of Shares     Value
----------------------------------------------------------------------------
DII Group*                                              12,000    $  446,250
Emerson Electric                                        13,525       850,384
Etec Systems*                                            4,300       142,438
General Electric                                        38,800     4,384,400
Globespan*                                               2,400        94,425
Hadco*                                                   5,600       222,600
Harmonic Lightwaves*                                     9,200       528,138
HI/FN*                                                   2,500       189,609
Honeywell                                                4,700       544,613
Maker Communications*                                      400        12,350
Matsushita Elecric Industrial (Japan)                   40,000       776,859
Micrel*                                                  3,550       263,144
Motorola                                                40,205     3,809,424
Murata Manufacturing (Japan)                             3,000       197,355
Optical Coating Laboratory                                 100         8,359
Photronics*                                              5,300       130,016
Power Integrations*                                      5,200       379,925
Raytheon Class A                                        14,905     1,026,582
Rockwell International                                  12,785       776,689
Rohm (Japan)                                             2,400       375,868
Stanford Telecommunications*                             5,300       156,681
STMicroelectronics N.V.                                 11,324       785,603
Samsung Electronics (South Korea)                        1,027       112,682
Sipex*                                                   5,800       118,538
Smiths Industries (United Kingdom)                      25,668       341,804
Solectron*                                              16,100     1,073,669
Sony (Japan)                                             6,000       647,107
Texas Instruments                                        4,400       638,000
Toshiba Corporation (Japan)*                            64,000       456,463
Veeco Instruments*                                       2,800        95,463
Whirlpool                                               11,820       874,680
----------------------------------------------------------------------------
                                                                  22,818,037

Energy: 3.9%
----------------------------------------------------------------------------
Atlantic Richfield                                      13,275     1,109,292
Burmah Castrol (United Kingdom)                         11,651       222,190
Chevron                                                 11,375     1,082,758
Conoco                                                  49,855     1,389,708
Duke Energy                                             13,485       733,247
Elf Aquitaine (France)                                   7,765     1,143,633
Enron                                                   18,900     1,545,075
Ente Nazionale Idrocarburi SpA (ENI) (Italy)           164,390       985,132
Exxon                                                   47,287     3,647,010
Independent Energy Holdings ADR*                         9,600       130,800
Mobil                                                   12,310     1,218,690
Occidental Petroleum                                    45,540       962,033
Phillips Petroleum                                      14,480       728,525
Royal Dutch Petroleum                                   20,205     1,217,351
Shell Transport & Trading (United Kingdom)              84,809       636,637
Sonat                                                   21,785       721,628
Tosco                                                   21,305       552,598
Unocal                                                  17,595       697,202
Williams                                                21,930       933,396
----------------------------------------------------------------------------
                                                                  19,656,905

Environmental Services: 0.4%
----------------------------------------------------------------------------
Casella Waste Systems*                                   3,400        87,975
Halliburton                                             28,325     1,281,706
Waste Management                                        10,750       577,813
----------------------------------------------------------------------------
                                                                   1,947,494

Food, Beverages & Tobacco: 2.0%
----------------------------------------------------------------------------
Anheuser Busch                                           4,950       351,141
Bass (United Kingdom)                                    9,891       144,051
Coca-Cola Femsa S.A.                                     6,326       122,566
Compagnie Financiere Richemont AG (Switzerland)            442       854,010
Diageo (United Kingdom)                                 66,969       698,835
Fomento Economico Mexicano ADR                           5,237       208,825
General Mills                                            9,755       784,058
Groupe Danone (France)                                   1,240       320,850
Hain Food Group*                                         3,900        80,316
Heinz (H.J.)                                             8,715       436,839
Kellogg Company                                         14,040       463,320
Koninklijke Ahold (Netherlands)                          3,061       105,816
Laurus (Netherlands)                                     8,192       190,771
Pepsi Bottling Group                                    39,875       919,617
P.F.Chang's China Bistro*                                3,440        74,498

                        Global Asset Allocation Fund  10

                                                     Number        Market
Food, Beverages & Tobacco (Cont.)                    of Shares     Value
----------------------------------------------------------------------------
Philip Morris                                           28,550    $1,147,353
Quaker Oats                                             12,435       825,373
Sara Lee                                                34,270       777,501
Tesco (United Kingdom)                                 247,300       642,229
The Seagram Company Ltd.                                14,640       737,490
----------------------------------------------------------------------------
                                                                   9,885,459

Healthcare & Pharmaceuticals: 5.4%
----------------------------------------------------------------------------
Accredo Health*                                          6,900       226,838
Advance Paradigm*                                        3,900       236,438
Albany Molecular Research*                               2,800        83,650
Allergan                                                 3,900       432,900
American Home Products                                  51,390     2,954,925
Amgen*                                                  12,200       742,294
Amsurg*                                                  6,200        47,469
Bausch & Lomb                                           14,045     1,074,443
Baxter International                                    16,895     1,024,259
Bergen Brunswig Class A                                 22,000       379,500
Biogen*                                                 13,400       862,206
Bristol-Myers Squibb                                    20,850     1,468,622
Brookdale Living Communities*                            3,700        55,153
CareMatrix*                                              2,500        31,016
Coulter Pharmaceuticals*                                 8,100       182,503
Eisai Co. Limited (Japan)                                9,000       177,397
F.Y.I.*                                                  3,900       122,363
Immunex*                                                 1,800       229,331
Johnson & Johnson                                       14,600     1,430,800
Mallinckrodt                                            14,410       524,164
Medical Laser Systems*                                   2,300       144,756
Medicis Pharmaceutical Class A*                          4,425       112,284
MedQuist*                                               10,300       450,303
Merck & Company                                         22,130     1,637,620
Novartis (Switzerland)                                     298       437,131
Osteotech*                                               2,400        69,075
Pediatrix Medical Group*                                   900        19,125
Pharmacia & Upjohn ADR                                   8,879       493,234
Pharmacia & Upjohn (Sweden)                             50,660     2,878,121
Priority Healthcare-B*                                   9,450       326,911
Province Healthcare*                                     6,100       119,713
Rehabcare Group*                                         5,600       103,250
Renal Care Group*                                        7,425       191,890
ResMed*                                                  4,900       162,466
Sabratek*                                                4,800       105,000
Sanofi-Synthelabo (France)*                              9,584       408,185
Schering Plough                                         46,700     2,475,100
SmithKline Beecham Plc (United Kingdom)                 19,787       257,243
Sunrise Assisted Living*                                 5,000       174,063
Tenet Healthcare*                                       33,870       628,712
Trimeris*                                                2,400        34,875
Ventana Medical Systems*                                 3,600        69,413
Warner-Lambert                                          25,700     1,782,938
Wesley Jessen VisionCare*                                4,300       138,272
Xomed Surgical Products*                                 8,950       433,516
Yamanouchi Pharmaceutical (Japan)                       20,000       765,289
----------------------------------------------------------------------------
                                                                  26,704,756

Industrial Machinery: 0.8%
----------------------------------------------------------------------------
Advanced Energy Industries*                              5,800       235,081
Caterpillar                                              8,775       526,500
Deere & Co.                                             18,885       748,318
Helix Technology                                         9,100       218,116
Mannesmann AG (Denmark)                                  8,996     1,350,075
Parker Hannifin                                         13,425       614,194
PRI Automation*                                          2,600        94,575
Sandvik AB - A Shares (Sweden)                           2,700        59,197
Sandvik AB - B Shares (Sweden)                           2,220        49,329
----------------------------------------------------------------------------
                                                                   3,895,385

Leisure, Lodging & Entertainment: 1.2%
----------------------------------------------------------------------------
Carnival Cruise Lines                                   20,100       974,850
Cinar Films Class B*                                     8,800       217,250
Eastman Kodak                                           12,720       861,780
EMI Group (United Kingdom)                              65,558       527,314
Global Vacation Group*                                     600         2,700
Granada Group (United Kingdom)                          35,612       665,653
Grupo Televisa SA GDR*                                   8,543       382,833
Hasbro                                                  26,257       733,555
MemberWorks*                                             1,800        52,594

                                                     Number        Market
Leisure, Lodging & Entertainment (Cont.)             of Shares     Value
----------------------------------------------------------------------------
Nippon Television Network (Japan)                          410    $  169,421
Societe Television Francaise (France)                      785       183,619
Steiner Leisure*                                         1,750        52,828
Sunterra*                                               12,700       177,006
Vistana                                                  8,000       124,500
Walt Disney                                             22,675       698,673
----------------------------------------------------------------------------
                                                                   5,824,576

Metals & Mining: 0.2%
----------------------------------------------------------------------------
Alcoa                                                   14,255       882,028
Pohang Iron & Steel (South Korea)                          250        29,738
----------------------------------------------------------------------------
                                                                     911,766

Miscellaneous: 1.6%
----------------------------------------------------------------------------
AHL Services*                                            7,000       173,906
Education Management*                                   11,200       232,050
Invensys (United Kingdom)                               32,801       155,608
LCA-Vision*                                             12,400        99,200
Mattel                                                  33,025       873,098
On Assignment*                                           6,800       177,225
ProBusiness Services*                                    7,500       268,594
Securicor (United Kingdom)                              41,343       363,544
Service International                                   60,765     1,169,726
Tyco International                                      47,800     4,529,050
Vedior (Netherlands)                                     7,106       121,352
----------------------------------------------------------------------------
                                                                   8,163,353

Packaging & Containers: 0.5%
----------------------------------------------------------------------------
Owens-Illinois*                                         42,265     1,381,537
Sealed Air*                                              7,300       473,588
Smurfit-Stone Container*                                44,195       907,379
----------------------------------------------------------------------------
                                                                   2,762,504

Paper & Forest Products: 0.5%
----------------------------------------------------------------------------
Abitibi-Consolidated  (Canada)                          11,500       132,617
Boise Cascade                                           41,125     1,768,375
Weyerhaeuser                                             8,650       594,688
----------------------------------------------------------------------------
                                                                   2,495,680

Real Estate: 0.1%
----------------------------------------------------------------------------
Fastighets AB Balder (Sweden)                              0.1             1
Henderson Land Development (Hong Kong)                  30,000       172,452
Realty Information Group*                                5,200       224,575
----------------------------------------------------------------------------
                                                                     397,028

Retail: 4.7%
----------------------------------------------------------------------------
99 Cents Only Stores*                                    4,662       232,809
Action Performance*                                      2,500        82,422
Amazon.com*                                              4,000       500,375
Ameriking*                                                  75         3,000
Best Buy*                                               12,000       810,000
Coles Myer (Australia)                                  51,000       298,225
Colgate-Palmolive                                       11,800     1,165,250
Costco Companies*                                       20,800     1,664,650
Cost Plus*                                               5,850       265,809
CVS Corporation                                         34,242     1,750,622
David's Bridal*                                          8,800       137,775
Dayton Hudson                                           11,000       715,000
Federated Department Stores*                            22,085     1,169,125
Gap                                                     18,975       955,866
Home Depot                                              31,200     2,010,450
K Mart*                                                 49,610       815,464
Linens  N  Things*                                       9,300       406,875
PJ America*                                              2,800        59,413
Rent-Way*                                                9,869       243,024
Rite Aid                                                46,100     1,135,213
SAKS*                                                   24,640       711,480
Safeway*                                                21,300     1,054,350
Sears,Roebuck                                           18,725       834,433
Sunglass Hut International*                             12,900       221,316
TJX                                                     38,600     1,285,863
Tuesday Morning*                                         3,400        87,550
Tweeter Home Entertainment Group*                        5,585       218,164
Vendex (Netherlands)                                     3,459        92,724
Walgreen                                                45,700     1,342,438
Wal-Mart Stores                                         59,100     2,851,575
Zany Brainy*                                             5,500        53,109
----------------------------------------------------------------------------
                                                                  23,174,369

                        Global Asset Allocation Fund  11

                                                     Number        Market
                                                     of Shares     Value
----------------------------------------------------------------------------
Telecommunications: 7.7%
----------------------------------------------------------------------------
Allegiance Telecom*                                        117  $      6,416
Alltel                                                  20,970     1,499,355
Ameritech                                                9,360       687,960
Artesyn Technologies*                                   11,900       264,031
A T & T                                                 35,963     2,007,157
BCE (Canada)                                            20,688     1,012,872
Bell Atlantic                                           19,710     1,288,541
BellSouth                                               25,000     1,171,875
British Telecom (United Kingdom)                        71,445     1,195,576
Cable & Wireless Optus (Australia)*                     24,000        54,923
CChina Telecom (Hong Kong)*                             309,000       858,256
Comcast - Special Class A*                              16,400       630,375
Concord Communications*                                  1,600        71,400
Copper Mountain Networks*                                  300        23,138
Ditech Communications                                    5,700       114,356
Dycom*                                                   8,650       484,400
France Telecom SA (France)                               3,560       269,897
Grupo Carso Global Teleco (Mexico)*                     26,200       166,699
GST Telecommunications*                                 11,600       152,613
GTE                                                     21,245     1,607,981
Hellenic Telecommunications (Greece)                     8,465       182,168
Hispanic Broadcasting*                                   7,200       546,075
Intermedia Communications*                               3,900       116,878
Korea Telecom ADR*                                       6,800       272,000
Libertel (Netherlands)*                                  7,800       153,387
Lucent Technologies                                     48,100     3,243,744
MCI Worldcom*                                           26,400     2,271,225
Network Plus                                               600        12,544
Nextel Communications*                                     549        27,570
Nokia                                                   12,972     1,187,749
Nokia Oyj (Finland)                                      8,522       749,723
Nortel Networks                                         10,530       914,136
Orange (United Kingdom)*                                17,500       257,762
Pinnacle Holdings*                                      20,200       493,638
Portugal Telecom SA  (Portugal)                         10,768       439,666
Powerwave Technologies*                                  4,100       132,225
Price Communications*                                   14,675       220,125
Qualcomm*                                                7,600     1,090,838
Saga Communications*                                     7,428       149,489
SBC Communications                                      75,784     4,395,472
Sprint*                                                 10,400       594,100
Swisscom AG (Switzerland)                                1,954       738,669
Tele Centro Sul Participacoes S.A.                       5,356       297,258
Telefonaktiebolaget LM Ericsson (Sweden)                31,601     1,017,791
Telefonos De Mexico SA                                   6,451       521,321
Telesp Celular Participacoes S.A.                       12,354       330,470
Telesp Participacoes S.A.                               16,986       388,555
Tellabs*                                                16,500     1,115,297
Transwitch*                                              2,100        99,422
U.S.West                                                15,512       911,330
Vodafone Group ADR*                                      5,400     1,063,800
Winstar Communications*                                  4,109       200,444
----------------------------------------------------------------------------
                                                                  38,251,621

Textiles, Apparel & Furniture: 0.3%
----------------------------------------------------------------------------
Gucci Group N.V.                                         5,224       365,680
J. Jill Group*                                           3,900        56,672
Lear*                                                    8,215       408,696
Nike                                                     4,900       310,231
Sportsline USA*                                          4,200       150,938
----------------------------------------------------------------------------
                                                                   1,292,217

Transportation & Shipping: 1.4%
----------------------------------------------------------------------------
Bombardier (Canada)                                     10,879       167,027
British Airways plc (United Kingdom)                    46,847       322,639
Burlington Northern Santa Fe                            26,230       813,130
Carey International*                                     5,800       143,188
Cathay Pacific Airways (Hong Kong)                     191,000       292,949
Delta Air Lines                                         20,020     1,153,653
Eagle USA Airfreight*                                    9,700       410,734
Expeditors International                                 8,700       237,347
FDX*                                                    16,800       911,400
Fritz*                                                   8,900        95,953
Mesaba Holdings*                                        10,400       132,275

                                                     Number        Market
Transportation & Shipping (Cont.)                    of Shares     Value
----------------------------------------------------------------------------
Peninsular and Orient Steam (United Kingdom)            16,635    $  250,274
Skywest                                                  5,200       129,188
Southwest Airlines                                      36,980     1,151,003
TNT Post Group NV  (Netherlands)                         4,258       102,023
Union Pacific                                            9,600       559,800
----------------------------------------------------------------------------
                                                                   6,872,583

Utilities: 2.3%
----------------------------------------------------------------------------
Anglian Water (United Kingdom)                          18,100       200,450
Companhia Energetica de Minas Gerais ADR*               11,300       235,822
Consolidated Edison                                     18,380       831,695
DDI (Japan)                                                101       628,537
Dominion Resources/Virginia                             18,055       782,007
Edison International                                    27,715       741,376
Entergy                                                 29,205       912,656
Hong Kong & China Gas (Hong Kong)                        3,500         5,075
Korea Electric Power (South Korea)                         370        15,375
Korea Electric Power ADR                                17,226       353,133
Nippon Telegraph & Telephone (Japan)                        75       873,967
Scottish Power (United Kingdom)                         43,058       373,186
Sprint                                                  65,260     3,446,544
Telefonica de Espana (Singapore)*                       10,817       522,946
Texas Utilities                                         17,680       729,300
Tokyo Electric Power (Japan)                            22,800       481,438
Vivendi (France)                                         5,058       411,212
----------------------------------------------------------------------------
                                                                  11,544,719

Total Common Stock: 62.9%
(Cost $221,258,841)                                              313,191,537
----------------------------------------------------------------------------

Preferred Stock:
----------------------------------------------------------------------------
Ameriking*                                               3,867        92,808
California Federal*                                      4,000       104,500
Capstar Broadcasting*                                      281        33,088
Chancellor Media*                                          300        33,038
Chevy Chase*                                               670        35,929
Citadel Broadcasting*                                      697        82,072
Concentric Network*                                        200        19,200
CSC Holdings*                                              546        60,606
CSC Holdings*                                              183        21,137
Dobson Communications*                                      10         9,773
Dobson Communications PIK 144A*                          1,000       101,000
First Rep Cap 144A*                                      1,000        99,500
Global Crossing*                                           860        91,160
Intermedia Communications PIK*                             105       104,730
IXC Communications*                                         32        31,277
Nebco Evans Holding*                                         9           360
Nextel Communications*                                      25        26,063
Nextel Communications PIK*                                  18        18,990
Nextlink Communications*                                   720        36,720
Paxson Communications*                                      70         6,405
Paxson Communications*                                     746        66,801
Pohang Iron & Steel*                                     1,400       168,966
Pohang Iron & Steel 144A*                                  300        36,160
Public Service New Hampshire*                            1,055        26,375
R&B Falcon*                                                500        51,500
Spanish Broadcasting*                                       87        93,090
Taiwan Semiconductor                                    62,000       299,398
Volkswagen AG (Germany)                                  1,311        49,391
Winstar Communications*                                     50        54,250
----------------------------------------------------------------------------

Total Preferred Stock: 0.4%
(Cost $1,583,505)                                                  1,854,287
----------------------------------------------------------------------------

Warrants/Rights:
----------------------------------------------------------------------------
Bouygues Rights*                                         1,294         3,455
Cellnet Data Systems*                                    1,708         1,313
Diva Systems*                                              510            61
DTI Holdings*                                            1,552            10
Epic Resorts*                                               30             0
Equity Office Property*                                    450            27
Firstworld Communications Warrants*                        140         7,000
Globalstar Telecom*                                        206         2,750
Hyperion Telecommunications*                               100         6,000
KMC Telecom Holdings*                                      125         3,125
Knology Holdings Warrants*                                 110           220

                        Global Asset Allocation Fund  12

                                                     Number        Market
Warrants/Rights (Cont.)                              of Shares     Value
----------------------------------------------------------------------------
Long Distance Internationall Warrants*                     301     $      40
MGC Communication Warrants*                                 80         2,500
Mediq*                                                      40             0
Onepoint Communications*                                    12            20
Orbital Imaging*                                           350         1,620
Pathnet Warrants*                                           65           650
PowerTel Warrants*                                       1,280         8,640
Rhythms Netconnections Warrants*                         1,468        60,083
Startec Global*                                             50            40
Telehub Communications*                                    499           900
----------------------------------------------------------------------------

Total Warrants/Rights: 0.0%
(Cost $38,027)                                                        98,454
----------------------------------------------------------------------------

                                                     Par
Repurchase Agreement                                 Amount
----------------------------------------------------------------------------
Warburg Dillon Read Repurchase Agreement,
dated 6/30/99, 4.80%, maturing 7/1/99,
collateralized by $6,581,000 U.S. Treasury Bond,
14.00%, 11/15/01,
market value $9,677,412)                            $9,475,000     9,475,000
----------------------------------------------------------------------------

Total Repurchase Agreement: 1.9%
(Cost $9,475,000)                                                  9,475,000
----------------------------------------------------------------------------

Total Investments: 96.2%
(Cost $391,551,865)                                              479,074,646
----------------------------------------------------------------------------
Other Assets Over Liabilities: 3.8%                               19,005,630
----------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $15.659 per share based on
31,808,791 shares issued and outstanding)                        498,080,276
----------------------------------------------------------------------------

Components of Net Assets at June 30, 1999:
----------------------------------------------------------------------------
Common Stock, $.01 par value
 50,000,000 authorized shares                                        318,088
Paid in capital in excess of par value
 of shares issued                                                391,957,919
Undistributed net investment income                                3,208,488
Accumulated net realized gain on
 investments and futures contracts                                21,253,227
Net unrealized appreciation of investments,
 foreign currencies, and futures contracts                        81,342,554
----------------------------------------------------------------------------
Total Net Assets                                                $498,080,276
----------------------------------------------------------------------------

*     Non-income producing security.
**    Par amounts for foreign debt are expressed in local currency
ADR - American Depository Receipt
GDR - Global Depository Receipt
PIK - Pay in kind security.
TBA - To be announced.
(+)   Fully or partially pledged as collateral for open futures contracts.

See accompanying notes to financial statements.

                        Global Asset Allocation Fund  13

Lincoln National Global Asset Allocation Fund, Inc.

Statement of Operations - Unaudited

Six months ended June 30, 1999


Investment income:
 Interest                                                       $  5,288,483
------------------------------------------------------------------------------
 Dividends                                                         2,080,263
------------------------------------------------------------------------------
 Less: Foreign withholding tax                                       (68,203)
------------------------------------------------------------------------------
  Total investment income                                          7,300,543
------------------------------------------------------------------------------

Expenses:
 Management fees                                                   1,754,400
------------------------------------------------------------------------------
 Accounting fees                                                     190,600
------------------------------------------------------------------------------
 Custody fees                                                        198,500
------------------------------------------------------------------------------
 Printing and postage                                                109,150
------------------------------------------------------------------------------
 Legal fees                                                           15,400
------------------------------------------------------------------------------
 Directors fees                                                        2,100
------------------------------------------------------------------------------
 Other                                                                53,013
------------------------------------------------------------------------------
  Total expenses                                                   2,323,163
------------------------------------------------------------------------------
Net investment income                                              4,977,380
------------------------------------------------------------------------------

Net realized and unrealized gain (loss) on
investments, futures contracts, and
foreign currency related transactions:
 Net realized gain (loss) on:
  Investment transactions and futures contracts                   23,127,938
------------------------------------------------------------------------------
  Foreign currency transactions                                     (766,384)
------------------------------------------------------------------------------
  Net realized gain on investments, futures
  contracts, and foreign currency related transactions            22,361,554
------------------------------------------------------------------------------
 Net change in unrealized depreciation of:
   Investments and futures contracts                             (11,148,160)
------------------------------------------------------------------------------
   Foreign currency                                               (1,141,892)
------------------------------------------------------------------------------
   Net change in unrealized depreciation of investments,
   futures contracts, and foreign currency related
   transactions                                                  (12,290,052)
------------------------------------------------------------------------------
Net realized and unrealized gain (loss) of investments,
futures contracts, and foreign currency                           10,071,502
------------------------------------------------------------------------------
Net increase in net assets resulting from operations             $15,048,882
------------------------------------------------------------------------------


Statements of Changes in Net Assets

                                           Six months
                                           ended
                                           6/30/99           Year ended
                                           (Unaudited)       12/31/98
                                           ------------------------------
Changes from operations:
 Net investment income                     $  4,977,380      $ 10,912,966
-------------------------------------------------------------------------
 Net realized gain on investments,
 futures contracts, and foreign currency     22,361,554        10,444,954
-------------------------------------------------------------------------
 Net change in unrealized appreciation /
 (depreciation) of investments, futures
 contracts, and foreign currency            (12,290,052)      36,086,153
-------------------------------------------------------------------------
Net increase in net assets
resulting from operations                    15,048,882       57,444,073
-------------------------------------------------------------------------

Distributions to shareholders from:
 Net investment income                       (4,756,784)     (16,888,181)
-------------------------------------------------------------------------
 Net realized gain on investments           (13,318,486)     (33,708,317)
-------------------------------------------------------------------------
  Total distributions to shareholders       (18,075,270)     (50,596,498)
-------------------------------------------------------------------------
Net increase in net assets
resulting from capital share transactions    10,952,778       45,216,416
-------------------------------------------------------------------------

 Total increase in net assets                 7,926,390       52,063,991
-------------------------------------------------------------------------

Net Assets, beginning of period             490,153,886      438,089,895
-------------------------------------------------------------------------
Net Assets, end of period                  $498,080,276     $490,153,886
-------------------------------------------------------------------------

See accompanying notes to financial statements.

                        Global Asset Allocation Fund  14

Lincoln National Global Asset Allocation Fund, Inc.

Financial Highlights

(Selected data for each capital share outstanding throughout each period)

                                            Six months
                                            ended
                                            6/30/99     Year ended December 31,
                                            (Unaudited) 1998       1997       1996       1995      1994
                                            ----------------------------------------------------------------
Net asset value, beginning of period        $ 15.759    $ 15.628   $ 14.226   $ 13.391   $ 11.144  $ 12.502

Income (loss) from investment operations:
   Net investment income(2)                    0.159       0.357      0.383      0.392      0.412     0.349
   Net realized and unrealized gain (loss)
      on investments and foreign currency      0.327       1.585      2.205      1.522      2.247    (0.702)
                                            ----------------------------------------------------------------
   Total from investment operations            0.486       1.942      2.588      1.914      2.659    (0.353)
                                            ----------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income       (0.154)     (0.589)         -     (0.392)    (0.412)   (0.349)
   Distributions from net realized gain on
      investment transactions                 (0.432)     (1.222)    (1.186)    (0.687)         -    (0.656)
                                            ----------------------------------------------------------------
Total dividends and distributions             (0.586)     (1.811)    (1.186)    (1.079)    (0.412)   (1.005)
                                            ----------------------------------------------------------------
Net asset value, end of period              $ 15.659    $ 15.759   $ 15.628   $ 14.226   $ 13.391   $ 11.144
                                            ----------------------------------------------------------------

Total Return(1)                                 3.49%      13.50%     19.47%     15.04%     23.95%     (1.82%)

Ratios and supplemental data:
   Ratio of expenses to average net assets      0.95%(3)    0.91%      0.89%      1.00%      0.92%      1.06%
   Ratio of net investment income
      to average net assets                     2.03%(3)    2.36%      2.77%      2.93%      3.36%      3.07%
   Portfolio Turnover                         139.61%     133.84%    178.40%    167.33%    146.49%    134.33%
   Net assets, end of period (000 omitted)  $498,080    $490,154   $438,090   $316,051   $248,772   $195,697

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Per share information for the year ended December 31, 1998 and six months ended June 30, 1999, was based on the average shares outstanding method.

(3) Annualized

See accompanying notes to financial statements.

                        Global Asset Allocation Fund  15

Lincoln National Global Asset Allocation Fund, Inc.

Notes to Financial Statements - Unaudited

June 30, 1999

The Fund: Lincoln National Global Asset Allocation, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return consistent with preservation of capital. The Fund allocates its assets among several categories of equity and fixed-income securities, both of U.S. and foreign issuers.

1. Significant Accounting Policies

Investment Valuation: Portfolio securities which are traded on an exchange are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Long-term debt investments are valued at their mean quotations. Options traded on exchanges are valued at the last bid price for options purchased and the last sale price for options written. Options traded in the over-the-counter market are valued at the last asked price for options written and the last bid price for options purchased. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued at the forward exchange rates prevailing on the day of valuation. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.


Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Foreign Currency Transactions: The books and records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in a foreign currency are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Income and expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in equity securities that result from fluctuations in foreign currency exchange rates in the statement of operations. The Fund does isolate that portion of gains and losses on investments in debt securities which are due to changes in the foreign exchange rate from that which are due to changes in market prices of debt securities.

Reported net realized gains and losses on foreign currency transactions arise from sales and maturities of forward foreign currency contracts, currency gains and losses between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation or depreciation on translation of assets and liabilities in foreign currencies arise from changes in the value of other assets and liabilities at the end of the period resulting from changes in the exchange rates.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rates.

                        Global Asset Allocation Fund  16

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .75% of the first $200,000,000 of the average daily net assets of the Fund, .70% of the next $200,000,000, and .68% of the average daily net assets of the Fund in excess of $400,000,000. The sub-advisor, Putnam Investments, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 1999.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 1999 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 1999 are as follows:

         Aggregate         Aggregate        Gross             Gross             Net
         Cost of           Proceeds         Unrealized        Unrealized        Unrealized
         Purchases         From Sales       Appreciation      Depreciation      Appreciation
         -----------------------------------------------------------------------------------
         $330,261,365      $335,064,620     $96,836,727       $(9,313,946)      $87,522,781

4. Supplemental Financial Instrument Information

Options: The Fund may purchase or write options that are exchange traded to hedge fluctuation risks in the price of certain securities. When the Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by the Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. The Fund did not write any options during the six months ended June 30, 1999. Purchases options that were open at June 30, 1999 were as follows:

                                                                  Notional                    Unrealized
         Options                                 Strike Price  Cost Amount  Expiration Dates  Gain (Loss)
         -----------------------------------------------------------------------------------------------
         6 USD call on Japanese Yen                 $135.00    $  495,055   August 1999      $(216,377)
         271 USD call on Euro 90 day future           94.75        23,877   September 1999     (20,490)
         6 USD call on Japanese Yen 10 year future   110.00     1,124,025   March 1999        (167,992)
                                                                                             ---------
                                                                                             $(404,859)
                                                                                             =========


                        Global Asset Allocation Fund  17

Forward Foreign Currency Contracts: The Fund may purchase or sell forward foreign currency contracts to hedge risks of fluctuations in specific transactions or portfolio positions. Forward foreign currency contracts obligate the Fund to take or deliver a foreign currency at a future date at a specified price. The realized and unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the credit risks that the counter parties to these contracts will fail to perform; although this risk is minimized by purchasing such agreements from financial institutions with long standing, superior performance records. In addition, the Fund is subject to the market risks associated with unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward foreign currency contracts that were open at June 30, 1999 were as follows:

         Contracts to      Foreign                  U.S. Cost                       Unrealized
         Receive (Deliver) Currency                 (Proceeds)    Settlement Dates  Gain (Loss)
-----------------------------------------------------------------------------------------------
              1,227,188)   Australian Dollar        $   796,024    September 1999    $  21,019
             (5,616,000)   Australian Dollar         (3,677,284)   September 1999      (61,764)
               3,196,600   Canadian Dollar            2,167,820    September 1999       15,986
            (11,807,500)   Canadian Dollar           (8,044,134)   September 1999      (22,338)
               2,770,000   Danish Kroner                388,390    September 1999       (2,693)
             (1,033,924)   Danish Kroner               (144,970)   September 1999        1,005
              26,670,900   European Monetary Unit    27,769,439    September 1999       (5,632)
            (57,415,820)   European Monetary Unit   (59,750,766)   September 1999      (17,811)
             271,367,200   Greek Drachma                859,433    September 1999       (1,484)
           (728,920,000)   Greek Drachma             (2,311,488)   September 1999        6,948
           3,792,601,630   Japanese Yen              32,339,515    September 1999     (629,294)
         (2,198,492,380)   Japanese Yen             (18,710,110)   September 1999      328,353
               2,750,000   Great Britain Pound        4,411,899    September 1999      (67,906)
             (6,374,900)   Great Britain Pound      (10,135,250)   September 1999       65,242
               1,710,000   Norwegian Kroner             214,979    September 1999        1,795
               4,380,000   New Zealand Dollar         2,353,090    September 1999      (14,843)
             (5,537,700)   New Zealand Dollar        (2,913,869)   September 1999      (42,411)
               1,970,000   Swiss Francs               1,294,190    September 1999       (9,591)
             (4,527,000)   Swiss Francs              (2,981,101)   September 1999       29,134
              78,536,970   Swedish Krona              9,105,099    September 1999      221,511
            (39,854,290)   Swedish Krona             (4,625,920)   September 1999     (106,952)
                                                                                     ---------
                                                                                     $(291,726)
                                                                                     =========

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts, which are exchange traded. The Fund bears the market risk that arises from changes in the value of these financial instruments. The Fund deposits with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The market value of investments pledged to cover margin requirements for open positions at June 30, 1999 was $3,104,960. The unrealized gain or loss on the contracts is reflected in the accompanying financial statements. The Fund is subject to the market risks of unexpected changes in the underlying markets and interest rates; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Financial futures contracts open at June 30, 1999 were as follows:

                                                     Notional                       Unrealized
         Contracts                                Cost Amount   Expiration Dates    Gain (Loss)
-----------------------------------------------------------------------------------------------
         (91) CAC 40 Index Contracts             $ (4,185,729)   September 1999    $   (94,508)
         (69) S&P 500 contracts                   (22,819,372)   September 1999     (1,014,953)
         (64) NASDAQ 100 contracts                (13,501,260)   September 1999     (1,392,180)
         (50) Russell 2000 contracts              (11,178,445)   September 1999       (371,555)
         110 U.S. 10 Year Treasury note contracts  12,383,449    September 1999       (152,824)
         (20) Gilt contracts                       (3,629,311)   September 1999        114,809
         (76) Ftse 100 Index contracts             (7,856,235)   September 1999        240,428
          35 Euro Euribor contracts                 9,087,447    September 1999       (279,791)
         (78) German 10 Year contracts             (8,970,551)   September 1999         57,152
          18 German 10 Year contracts               2,179,525    September 1999       (122,587)
         (15) Australian All Ords Index contracts    (734,922)   September 1999         (7,747)
         (12) Dax Index contracts                  (1,701,239)   September 1999         28,110
          24 Japan 10 Year contracts               13,215,116    September 1999       (403,881)
          (7) Nikkei 225 contracts                   (485,868)   September 1999        (21,776)
          (1) MIB 30 Index contracts                 (185,404)   September 1999          4,315
                                                                                   -----------
                                                                                   $(3,416,988)
                                                                                   ===========

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

                        Global Asset Allocation Fund  18

5. Credit and Market Risks

The Fund invests in foreign securities. As a result, there may be additional risks, such as the investments being subject to restrictions as to repatriation of cash back to the United States and to political or economic uncertainties. At June 30, 1999 the Fund did not have investments in excess of 5% of net assets in any individual foreign country.

The Fund may invest in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities.

6. Summary of Changes From Capital Share Transactions

                                                     Shares Issued Upon                                  Net Increase
                             Capital                 Reinvestment of         Capital Shares              Resulting From Capital
                             Shares Sold             Dividends               Redeemed                    Share Transactions
                             ---------------------------------------------------------------------------------------------------
                             Shares     Amount       Shares     Amount       Shares       Amount         Shares     Amount
                             ---------------------------------------------------------------------------------------------------
Six months ended
  June 30, 1999 (unaudited):   540,942  $ 8,514,570  1,152,868  $18,075,270    (987,281)  $(15,637,062)    706,529  $10,952,778
Year ended
  December 31, 1998:         1,671,912   25,333,336  3,464,248   50,596,498  (2,066,025)   (30,713,418)  3,070,135   45,216,416

9. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.




                        Global Asset Allocation Fund  19